Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%	2.50%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	1.00%
Countercyclical capital buffer	[2]	0.05%
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	1.00%
Countercyclical capital buffer	[2]	0.01%

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
[2]	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2020.